UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Debra Babbitt
Title: Chief Compliance Officer
Phone: 617-556-2357

Signature, Place, and Date of Signing:

 /s/ Debra Babbitt             Palo Alto, CA                1/30/2012
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    50
Form 13F Information Table Value Total:    114,774
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                  COM              018490102      5117      58323   SH         Sole                                NONE
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR    03524A108      1583      25961   SH         Sole                                NONE
AON CORP                      COM              037389103      1270      27129   SH         Sole                                NONE
ARCH COAL INC                 COM              039380100       546      37606   SH         Sole                                NONE
BANK OF NEW YORK MELLON CORP  COM              064058100       667      33505   SH         Sole                                NONE
BEMIS INC                     COM              081437105      2720      90420   SH         Sole                                NONE
BON-TON STORES INC            COM              09776J101         7       2020   SH         Sole                                NONE
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109        92       6463   SH         Sole                                NONE
CARPENTER TECHNOLOGY CORP     COM              144285103      1307      25384   SH         Sole                                NONE
CHEVRONTEXACO CORP            COM              166764100      5038      47346   SH         Sole                                NONE
COMCAST CORP NEW              CL A             20030N101      5253     221563   SH         Sole                                NONE
COMCAST CORP NEW              CL A SPL         20030N200       461      19573   SH         Sole                                NONE
CONOCOPHILLIPS                COM              20825C104      2460      33760   SH         Sole                                NONE
CORELOGIC INC                 COM              21871D103       355      27469   SH         Sole                                NONE
CRANE CO                      COM              224399105      2061      44122   SH         Sole                                NONE
DELTA AIR LINES INC DEL       COM NEW          247361702       124      15303   SH         Sole                                NONE
DTE ENERGY CO                 COM              233331107     20352     373783   SH         Sole                                NONE
DOMINION RES INC VA NEW       COM              25746U109     17825     335807   SH         Sole                                NONE
DU PONT E I DE NEMOURS & CO   COM              263534109       144       3144   SH         Sole                                NONE
EL PASO CORP                  COM              28336L109      6620     249143   SH         Sole                                NONE
EXXON MOBIL CORP              COM              30231G102       502       5924   SH         Sole                                NONE
FEDEX CORP                    COM              31428X106      1679      20103   SH         Sole                                NONE
FIFTH THIRD BANCORP           COM              316773100      2954     232206   SH         Sole                                NONE
FIRST AMERN FINL CORP         COM              31847R102      1214      95843   SH         Sole                                NONE
GARDNER DENVER INC            COM              365558105      1146      14875   SH         Sole                                NONE
GREAT PLAINS ENERGY INC       COM              391164100      1524      69986   SH         Sole                                NONE
HOSPIRA INC                   COM              441060100      1786      58806   SH         Sole                                NONE
ITT EDUCATIONAL SERVICES INC  COM              45068B109       623      10954   SH         Sole                                NONE
INTERPUBLIC GROUP COS INC     COM              460690100       171      17602   SH         Sole                                NONE
KELLOGG CO                    COM              487836108      1376      27216   SH         Sole                                NONE
KINDER MORGAN INC DEL         COM              49456B101      7718     239922   SH         Sole                                NONE
KULICKE & SOFFA INDS INC      COM              501242101       104      11259   SH         Sole                                NONE
LIBBEY INC                    COM              529898108       199      15601   SH         Sole                                NONE
MADISON SQUARE GARDEN CO      CL A             55826P100        38       1310   SH         Sole                                NONE
MARATHON OIL CORP             COM              565849106      3986     136165   SH         Sole                                NONE
MARATHON PETE CORP            COM              56585A102      2203      66170   SH         Sole                                NONE
MOVADO GROUP INC              COM              624580106        64       3531   SH         Sole                                NONE
OLD DOMINION FGHT LINES INC   COM              679580100      2935      72407   SH         Sole                                NONE
OLIN CORP                     COM PAR $1       680665205       404      20577   SH         Sole                                NONE
POTLATCH CORP NEW             COM              737630103      1224      39353   SH         Sole                                NONE
SONOCO PRODS CO               COM              835495102      1001      30359   SH         Sole                                NONE
SUN LIFE FINL INC             COM              866796105       227      12261   SH         Sole                                NONE
SUNTRUST BKS INC              COM              867914103      2820     159320   SH         Sole                                NONE
THOMSON REUTERS CORP          COM              884903105       494      18533   SH         Sole                                NONE
TITAN INTL INC ILL            COM              88830M102       496      25485   SH         Sole                                NONE
TRINITY INDS INC              COM              896522109       398      13224   SH         Sole                                NONE
VALASSIS COMMUNICATIONS INC   COM              918866104       295      15329   SH         Sole                                NONE
VIASAT INC                    COM              92552V100       683      14815   SH         Sole                                NONE
VIACOM INC NEW                CL A             92553P102        28        531   SH         Sole                                NONE
VIACOM INC NEW                CL B             92553P201      2480      54622   SH         Sole                                NONE